THE ADVISORS' INNER CIRCLE FUND

                              SAROFIM EQUITY FUND

                         SUPPLEMENT DATED JUNE 30, 2014
                                     TO THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                               DATED MAY 1, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

In the "Portfolio Holdings" section, the third paragraph is hereby deleted and replaced with the following:

Reports filed with the SEC on Form N-Q and Form N-CSR are not distributed to the Fund's shareholders but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. Should the Fund include only a Summary Schedule rather than a complete schedule of investments in its Semi-Annual and Annual Reports, its Form N-CSR will be available without charge, upon request, by calling 1-855-727-6346.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 SAR-SK-001-0100